Liquidity and Going Concern Uncertainty- Additional Information (Detail) - USD ($)							1 Months Ended		3 Months Ended										9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 11, 2017	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	Oct. 14, 2016	May 04, 2016	Feb. 29, 2016	Feb. 28, 2015	Sep. 30, 2017	Mar. 28, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2015	Dec. 31, 2014
Liquidity And Managements Plans [Line Items]
Cash									$ 5,879,025		$ 4,609,332	$ 678,855	$ 3,751,570	$ 4,572,750	$ 8,821,329	$ 12,541,919	$ 16,523,975	$ 19,294,706	$ 5,879,025	$ 678,855	$ 5,879,025	$ 4,609,332	$ 8,821,329		$ 5,364,582
Accumulated deficit									(189,583,034)		(173,635,870)				(155,236,548)				(189,583,034)		(189,583,034)	(173,635,870)	(155,236,548)
Net loss									(5,821,306)		(4,186,874)	$ (4,743,076)	$ (4,594,174)	$ (4,875,198)	$ (4,617,500)	$ (4,496,193)	$ (4,035,105)	$ (3,800,728)	(15,947,164)	$ (14,212,448)		(18,399,322)	(16,949,526)
Aggregate net interest-bearing indebtedness									3,300,000										3,300,000		3,300,000
Due within one year									2,400,000										2,400,000		2,400,000
Other non-interest bearing current liabilities									3,400,000		2,100,000								$ 3,400,000		3,400,000	$ 2,100,000
Unconditional purchase commitment payment terms																			Quarterly			Quarterly
Unconditional purchase commitment period																			May 31, 2020			May 31, 2020
Unconditional purchase commitment aggregate amount							$ 1,062,500		$ 625,000		812,500								$ 625,000		625,000	$ 812,500
Unconditional purchase commitment, quarterly payment amount							62,500															812,500
Proceeds from exercise of common stock warrants	$ 0							$ 9,800,000											7,498,535				$ 9,760,060
Proceeds from gross exercise of common stock warrants outstanding								$ 2,700,000
Exercisable warrant available price per share								$ 4.68
Exercisable warrant available price per share expiration period	2022-08							2020-02
Proceeds from issuance of common stock, net of issuance costs		$ 2,000,000
Issuance of unregistered warrants to purchase shares of common stock		1,434,639	2,160,000			1,163,526
Exercise price of warrants	$ 1.50	$ 1.50	$ 2.50			$ 3.90
Proceeds from issuance of common stock	$ 2,200,000
Roth Capital Partners, LLC and Feltl [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of common stock warrants					$ 564					$ 5,300,000									7,500,000		$ 7,500,000
Proceeds from gross exercise of common stock warrants outstanding										$ 5,400,000									$ 3,200,000
Exercisable warrant available price per share										$ 1.10									$ 1.10
Exercisable warrant available price per share expiration period										2021-10									2021-10
Proceeds from issuance of common stock, net of issuance costs				$ 9,000,000
Issuance of unregistered warrants to purchase shares of common stock				9,100,000	9,100,000
Exercise price of warrants					$ 1.10					$ 1.10
Shelf Registration Statement [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of common stock warrants			$ 0			$ 0
Proceeds from gross exercise of common stock warrants outstanding			$ 5,400,000			$ 4,500,000
Exercisable warrant available price per share			$ 2.50			$ 3.90
Exercisable warrant available price per share expiration period			2022-10			2021-05
Minimum public float limit for offering																								$ 75,000,000
Proceeds from issuance of common stock, net of issuance costs			$ 8,600,000			$ 4,300,000
Issuance of unregistered warrants to purchase shares of common stock			2,160,000			1,163,526
Warrants exercise period description																			Warrant proceeds remaining outstanding and available to be exercised at $2.50 per share until their expiration in October 2022.
Exercise price of warrants						$ 3.90
Minimum [Member]
Liquidity And Managements Plans [Line Items]
Unconditional purchase commitment, quarterly payment amount							$ 62,500
Maximum [Member] | Shelf Registration Statement [Member]
Liquidity And Managements Plans [Line Items]
Aggregate offering price																								$ 50,000,000
April 2014 Credit Facility [Member]
Liquidity And Managements Plans [Line Items]
Aggregate net interest-bearing indebtedness											4,400,000											4,400,000
Due within one year											$ 2,300,000											$ 2,300,000